Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
T. Rowe Price Capital Appreciation Equity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.54%	20.94%
T. Rowe Price Growth ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	17.01%	32.86%